Revenue - Additional Information (Detail) SFr in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2011 USD ($) Tranches	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CHF (SFr)	Dec. 31, 2014 USD ($)
Deferred Revenue Arrangement [Line Items]
Revenues from product sales		$ 0
Revenue		2,931,931		$ 5,365,054
Collaboration agreement, milestone payments		$ 2,538,698		3,184,988
Collaboration agreement, license upfront payment				473,039
BIO Cluster M4 [Member]
Deferred Revenue Arrangement [Line Items]
Funding rate		40.00%	40.00%
Grant received		$ 8,654		100,000
BIO Cluster M4 [Member] | Maximum [Member]
Deferred Revenue Arrangement [Line Items]
Contractual agreement, potential payments		1,400,000
European Union [Member] | Seventh Research Framework Program (FP7 Agreement) [Member]
Deferred Revenue Arrangement [Line Items]
Contractual agreement, potential payments	$ 7,300,000
Funding rate	64.00%
Grant received		400,000		700,000
Tranches of payments | Tranches	3
Amount payable to other members of the consortium		400,000		300,000
Collaborative Arrangement [Member]
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments		0		0
Contractual agreement, potential payments		14,000,000
Sanofi [Member] | Maximum [Member]
Deferred Revenue Arrangement [Line Items]
Contractual agreement, potential payments		50,400,000
Sanofi [Member] | Maximum [Member] | Research Milestones [Member]
Deferred Revenue Arrangement [Line Items]
Contractual agreement, potential payments		1,900,000
Sanofi [Member] | Maximum [Member] | Development Milestones [Member]
Deferred Revenue Arrangement [Line Items]
Contractual agreement, potential payments		28,900,000
Sanofi [Member] | Maximum [Member] | Commercial Milestones [Member]
Deferred Revenue Arrangement [Line Items]
Contractual agreement, potential payments		19,600,000
Sanofi [Member] | Collaborative Arrangement [Member]
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, revenue recognized		500,000		1,400,000
Daiichi Sankyo Inc [Member] | Collaborative Arrangement [Member]
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments		2,000,000		3,000,000
Daiichi Sankyo Inc [Member] | Collaborative Arrangement [Member] | Maximum [Member]
Deferred Revenue Arrangement [Line Items]
Contractual agreement, potential payments		89,100,000
Daiichi Sankyo Inc [Member] | Collaborative Arrangement [Member] | Maximum [Member] | Research Milestones [Member]
Deferred Revenue Arrangement [Line Items]
Contractual agreement, potential payments		2,600,000
Daiichi Sankyo Inc [Member] | Collaborative Arrangement [Member] | Maximum [Member] | Development Milestones [Member]
Deferred Revenue Arrangement [Line Items]
Contractual agreement, potential payments		36,500,000
Daiichi Sankyo Inc [Member] | Collaborative Arrangement [Member] | Maximum [Member] | Commercial Milestones [Member]
Deferred Revenue Arrangement [Line Items]
Contractual agreement, potential payments		49,100,000
Daiichi Sankyo Inc [Member] | Collaborative Arrangement [Member] | Maximum [Member] | Additional Diagnostic Milestones [Member]
Deferred Revenue Arrangement [Line Items]
Contractual agreement, potential payments		900,000
FHoffmann La Roche Ltd And Hoffmann La Roche Inc [Member] | Upfront Payment Arrangement [Member]
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, license upfront payment		$ 6,500,000
FHoffmann La Roche Ltd And Hoffmann La Roche Inc [Member] | Research Services [Member]
Deferred Revenue Arrangement [Line Items]
Research collaboration agreement, estimated period		20 months	20 months
FHoffmann La Roche Ltd And Hoffmann La Roche Inc [Member] | Research Services [Member] | Extension Term [Member]
Deferred Revenue Arrangement [Line Items]
Research collaboration agreement, estimated period		5 years	5 years
FHoffmann La Roche Ltd And Hoffmann La Roche Inc [Member] | Research Collaboration and License Agreement [Member]
Deferred Revenue Arrangement [Line Items]
Collaboration agreement, milestone payments		$ 415,700,000	SFr 415.0
Research collaboration agreement, Termination description		The agreement may be terminated (i) by either party based on insolvency or breach by the other party and such insolvency proceeding is not dismissed or such breach is not cured within 90 days; or (ii) after 15 months from the effective date of the agreement, by Roche as a whole or on a product-by-product and/or country-by-country basis upon 90 days prior written notice before the first commercial sale of a product or upon 180 days prior written notice after the first commercial sale of a product. Roche may also, in its sole discretion, terminate the agreement upon a change of control of Pieris involving a company that develops or commercializes biopharmaceutical products.	The agreement may be terminated (i) by either party based on insolvency or breach by the other party and such insolvency proceeding is not dismissed or such breach is not cured within 90 days; or (ii) after 15 months from the effective date of the agreement, by Roche as a whole or on a product-by-product and/or country-by-country basis upon 90 days prior written notice before the first commercial sale of a product or upon 180 days prior written notice after the first commercial sale of a product. Roche may also, in its sole discretion, terminate the agreement upon a change of control of Pieris involving a company that develops or commercializes biopharmaceutical products.
Collaboration Partner One [Member] | Sales Revenue, Net [Member] | Revenue From Partners [Member]
Deferred Revenue Arrangement [Line Items]
Revenue		$ 2,000,000		3,000,000
Collaboration Partner Two [Member] | Sales Revenue, Net [Member] | Revenue From Partners [Member]
Deferred Revenue Arrangement [Line Items]
Revenue		500,000		1,400,000
Government Grant [Member] | Sales Revenue, Net [Member] | Revenue From Partners [Member]
Deferred Revenue Arrangement [Line Items]
Revenue		$ 400,000		$ 700,000